Note 9 - Loan Payable (Details Textual) - CAD ($)		3 Months Ended		6 Months Ended
	Apr. 15, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Proceeds from borrowings		$ 40,000	$ 225,000	$ 40,000	$ 391,612
CEBA loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings	$ 40,000